Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 63,368	$ 45,551
Voyage expenses	(27,076)	(20,392)
Vessel operating expenses	(16,587)	(14,503)
Charter hire costs	(2,122)	(1,204)
Depreciation	(7,790)	(7,809)
Amortization of deferred drydock expenditures	(1,197)	(1,483)
General and administrative expenses
Corporate	(4,468)	(4,177)
Commercial and chartering	(891)	(760)
Loss on vessel held for sale	(6,917)	0
Unrealized gains on derivatives	604	102
Interest expense and finance costs	(4,138)	(3,776)
Interest income	10	13
(Loss) before taxes	(7,204)	(8,438)
Income tax	(34)	(58)
Profit from equity method investments	236	0
Net (loss)	(7,002)	(8,496)
Preferred dividend	(848)	0
Net (loss) attributable to common stockholders	$ (7,850)	$ (8,496)
Loss per share, basic (in dollars per share)	$ (0.23)	$ (0.26)
Loss per share, diluted (in dollars per share)	$ (0.23)	$ (0.26)
Weighted average number of shares outstanding, basic (in shares)	34,429,106	33,286,809
Weighted average number of shares outstanding, diluted (in shares)	34,429,106	33,286,809